Restructuring costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Restructuring programmes
Total charge	$ 92	$ 184	$ 187	$ 496
Cost of sales
Restructuring programmes
Total charge	23	43	55	81
Research and development expense
Restructuring programmes
Total charge	31	38	58	142
Selling, general and administrative costs
Restructuring programmes
Total charge	48	$ 103	84	197
Other operating income and expense
Restructuring programmes
Total charge	$ (10)		$ (10)	$ 76